10. Unit Offering (Details) (June 2019) - USD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible debt	$ 798,903	$ 0
Convertible debt - current	0	0
Convertible debt - noncurrent	798,903	0	$ 0
Convertible Debentures [Member]
Convertible debt	$ 2,565,000
Debt maturity date	May 31, 2021
Unamortized Warrants [Member]
Unamortized discount	$ (614,040)	$ 0
Warrants issued	532,135	0
Unamortized Conversion Price [Member]
Unamortized discount	$ (719,479)	$ 0
Unamortized Broker Issuing Costs [Member]
Unamortized discount	(153,900)	0
Unamortized Broker Warrants [Member]
Unamortized discount	$ (278,678)	$ 0
Warrants issued	153,900	0